Eaton Vance
Emerging and Frontier Countries Equity Fund
July 31, 2025 (Unaudited)

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2025, the value of the Fund’s investment in the Portfolio was $2,112,827,937 and the Fund owned approximately 100% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 90.1%
Security	Shares	Value
Argentina — 3.3%
Banco BBVA Argentina SA ADR	279,226	$ 4,428,524
Banco Macro SA ADR(1)	159,490	11,148,351
Bioceres Crop Solutions Corp.(1)	36,560	125,035
Central Puerto SA ADR(1)	146,513	1,788,924
Corp. America Airports SA(1)	42,104	838,291
Cresud SACIF y A ADR(1)	47,824	532,759
Empresa Distribuidora Y Comercializadora Norte ADR(1)	31,230	890,680
Grupo Financiero Galicia SA ADR(1)	434,023	21,905,141
Grupo Supervielle SA ADR(1)	246,744	2,551,333
IRSA Inversiones y Representaciones SA ADR	40,227	598,980
Loma Negra Cia Industrial Argentina SA ADR(1)	71,062	827,162
Pampa Energia SA ADR(1)	61,669	4,689,927
Telecom Argentina SA ADR(1)	131,011	1,210,542
Transportadora de Gas del Sur SA, Class B ADR(1)	103,616	2,973,779
Vista Energy SAB de CV ADR(1)	113,500	5,073,450
YPF SA ADR(1)	293,193	9,833,693
		$ 69,416,571
Belgium — 0.3%
Cenergy Holdings SA	602,107	$ 7,023,076
		$ 7,023,076
Brazil — 0.9%
Adecoagro SA	26,018	$ 239,105
Arcos Dorados Holdings, Inc., Class A	188,632	1,254,403
MercadoLibre, Inc.(1)	7,300	17,329,397
		$ 18,822,905
Bulgaria — 0.0%†
Eurohold Bulgaria AD(1)	944,905	$ 1,015,475
		$ 1,015,475
Canada — 0.2%
Amaroq Ltd.(1)	3,303,400	$ 3,381,235
		$ 3,381,235
Chile — 5.6%
Banco de Chile	143,065,700	$ 19,707,738
Banco de Credito e Inversiones SA	280,469	11,130,981
Banco Santander Chile	211,494,100	12,216,344
Cencosud SA	4,060,800	12,233,212
Empresas CMPC SA	3,778,200	5,322,289
Security	Shares	Value
Chile (continued)
Empresas COPEC SA	1,270,000	$ 8,407,820
Enel Americas SA	37,256,118	3,715,614
Enel Chile SA	84,900,114	5,438,230
Falabella SA	1,943,800	9,692,919
Latam Airlines Group SA	650,183,422	14,218,856
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(1)	428,579	15,761,992
		$ 117,845,995
China — 0.0%†
Ganfeng Lithium Group Co. Ltd., Class H(2)	2,800	$ 9,294
		$ 9,294
Cyprus — 3.0%
Bank of Cyprus Holdings PLC	7,015,593	$ 52,678,903
Sunrisemezz PLC	1	0
Theon International PLC	337,000	10,224,602
		$ 62,903,505
Georgia — 1.7%
Georgia Capital PLC(1)	816,886	$ 22,907,983
Lion Finance Group PLC	52,183	5,231,566
TBC Bank Group PLC	108,473	6,933,471
		$ 35,073,020
Greece — 14.4%
Aegean Airlines SA	118,953	$ 1,710,467
Alpha Bank SA	10,197,854	38,171,878
Athens International Airport SA	97,384	1,110,723
Athens Water Supply & Sewage Co. SA	106,068	887,506
Autohellas Tourist & Trading SA	49,238	597,595
Avax SA(1)	281,000	729,390
Ellaktor SA	333,572	504,625
Eurobank Ergasias Services and Holdings SA, Class A	11,218,687	41,176,620
GEK TERNA SA	312,425	7,711,241
Hellenic Exchanges - Athens Stock Exchange SA	87,000	691,722
Hellenic Telecommunications Organization SA	621,243	11,259,016
Helleniq Energy Holdings SA	288,405	2,531,942
Holding Co. ADMIE IPTO SA	711,857	2,680,902
Ideal Holdings SA	394,993	2,701,466
JUMBO SA	486,537	16,410,745
LAMDA Development SA(1)	322,825	2,451,053
Metlen Energy & Metals SA	484,231	26,638,208
Motor Oil (Hellas) Corinth Refineries SA	207,214	5,936,151
National Bank of Greece SA(3)	3,790,624	52,873,718
Noval Property Real Estate Investment Co.	413,837	1,237,620

Global Macro Capital Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
OPAP SA	658,096	$ 14,739,205
Optima bank SA	1,526,142	12,566,566
Piraeus Financial Holdings SA	4,693,458	36,090,019
Public Power Corp. SA	814,790	13,215,475
Qualco Group SA(1)	1,030,636	6,592,384
Sarantis SA	126,905	1,939,767
Trade Estates Real Estate Investment SA	456,600	882,872
		$ 304,038,876
Iceland — 2.3%
Arion Banki Hf.(2)	7,800,000	$ 11,127,658
Eimskipafelag Islands Hf.	707,000	2,097,719
Festi Hf.	1,903,000	4,609,792
Hagar Hf.	6,787,000	5,816,567
Hampidjan Hf.	2,363,000	2,140,654
Heimar Hf.	10,285,000	3,165,711
Islandsbanki Hf.	8,273,000	8,425,842
Kvika banki Hf.	30,333,000	4,397,603
Olgerdin Egill Skallagrims Hf.(1)	13,309,000	1,854,326
Reitir fasteignafelag Hf.	4,069,000	3,753,226
Sjova-Almennar Tryggingar Hf.	5,203,000	1,910,105
		$ 49,299,203
India — 7.9%
Adani Energy Solutions Ltd.(1)	44,159	$ 403,598
Adani Green Energy Ltd.(1)	14,178	158,127
Aether Industries Ltd.(1)	48,710	424,861
Affle 3i Ltd.(1)	99,927	2,221,637
Alivus Life Sciences Ltd.(1)	52,386	614,007
Ambuja Cements Ltd.	112,000	754,094
Apollo Hospitals Enterprise Ltd.	18,119	1,544,750
Archean Chemical Industries Ltd.	66,325	501,660
Arvind Fashions Ltd.	83,788	533,029
Arvind Ltd.	115,036	413,037
Asian Paints Ltd.	34,211	933,811
Aster DM Healthcare Ltd.(2)	125,758	864,344
Avenue Supermarts Ltd.(1)(2)	10,455	507,702
Axis Bank Ltd.	191,077	2,320,454
Bajaj Finance Ltd.	221,260	2,214,230
Balrampur Chini Mills Ltd.	101,709	678,151
Bharti Airtel Ltd.	268,305	5,840,768
Bikaji Foods International Ltd.(1)	60,505	516,800
Birla Corp. Ltd.(1)	27,265	418,970
Brightcom Group Ltd.(1)	2,938,392	455,524
Brookfield India Real Estate Trust(2)	165,890	595,167
Cipla Ltd.	24,973	441,028
Security	Shares	Value
India (continued)
CMS Info Systems Ltd.	89,302	$ 465,926
Craftsman Automation Ltd.	7,965	612,975
CreditAccess Grameen Ltd.(1)	32,780	464,459
Cyient Ltd.	23,589	322,952
Divi's Laboratories Ltd.	6,252	468,178
Doms Industries Ltd.	21,904	582,735
Dr. Reddy's Laboratories Ltd.	45,130	651,122
Easy Trip Planners Ltd.(1)	1,465,292	163,470
Eicher Motors Ltd.	16,790	1,044,719
Embassy Office Parks REIT	123,460	556,647
EPL Ltd.	218,889	554,830
Equitas Small Finance Bank Ltd.(2)	443,906	299,509
Eris Lifesciences Ltd.(2)	42,277	864,415
Eternal Ltd.(1)	4,348,410	15,176,437
Five-Star Business Finance Ltd.(1)	54,990	370,534
Fortis Healthcare Ltd.	91,140	887,498
FSN E-Commerce Ventures Ltd.(1)	1,617,207	3,858,188
Fusion Finance Ltd.(1)	96,501	178,166
Fusion Finance Ltd.(1)	58,324	66,581
GAIL (India) Ltd.	88,026	177,321
Gateway Distriparks Ltd.	428,741	345,270
Go Fashion India Ltd.(1)	42,124	394,860
Godrej Consumer Products Ltd.	54,300	778,018
Godrej Properties Ltd.(1)	23,800	567,484
Gokaldas Exports Ltd.(1)	47,025	453,223
Granules India Ltd.	87,464	471,394
Grasim Industries Ltd.	14,023	438,127
Gravita India Ltd.	29,563	628,506
Happiest Minds Technologies Ltd.	138,050	952,130
Havells India Ltd.	9,907	169,209
HCL Technologies Ltd.	77,742	1,295,967
HDFC Bank Ltd.	523,319	12,009,280
HDFC Life Insurance Co. Ltd.(2)	213,000	1,830,135
HealthCare Global Enterprises Ltd.(1)	117,486	832,459
HG Infra Engineering Ltd.(4)	24,815	292,138
Hindalco Industries Ltd.	214,409	1,659,872
Hindustan Unilever Ltd.	63,530	1,824,555
Home First Finance Co. India Ltd.(2)	42,736	588,861
ICICI Bank Ltd.	412,374	6,944,087
IDFC First Bank Ltd.	2,276,000	1,778,261
IndiaMart InterMesh Ltd.(2)	57,341	1,687,011
Indian Railway Catering & Tourism Corp. Ltd.	319,136	2,630,878
Info Edge India Ltd.	310,745	4,906,986
Infosys Ltd.	261,201	4,442,232
Inox Wind Ltd.(1)	311,408	531,553
Intellect Design Arena Ltd.	150,656	1,747,996

Global Macro Capital Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
ITC Hotels Ltd.(1)	4,344	$ 11,387
ITC Ltd.	249,845	1,171,697
Jindal Steel & Power Ltd.	13,591	149,001
Jio Financial Services Ltd.(1)	44,476	166,319
JSW Energy Ltd.	100,600	588,652
JSW Steel Ltd.	36,383	434,004
Jubilant Foodworks Ltd.	369,318	2,751,756
Jupiter Life Line Hospitals Ltd.	33,546	546,870
Kalyan Jewellers India Ltd.	91,600	617,675
Karur Vysya Bank Ltd.	217,817	652,729
Kotak Mahindra Bank Ltd.	84,204	1,897,145
KPIT Technologies Ltd.	119,000	1,656,906
Larsen & Toubro Ltd.	76,893	3,179,960
Lodha Developers Ltd.(2)	48,100	672,548
LTIMindtree Ltd.(2)	3,328	192,511
Mahindra & Mahindra Ltd.	110,746	4,034,319
Mankind Pharma Ltd.(1)	34,600	1,009,479
Maruti Suzuki India Ltd.	13,857	1,987,633
Max Financial Services Ltd.(1)	44,881	766,256
Medplus Health Services Ltd.(1)	63,721	674,154
Mphasis Ltd.	3,178	100,340
Nazara Technologies Ltd.(1)	61,787	948,822
Nestle India Ltd.	27,703	709,195
NTPC Ltd.	365,456	1,387,022
Oil & Natural Gas Corp. Ltd.	352,901	966,856
PCBL Chemical Ltd.	172,170	768,699
Petronet LNG Ltd.	28,740	94,223
PI Industries Ltd.	22,263	1,077,460
Piramal Pharma Ltd.	277,096	619,054
Poly Medicure Ltd.	22,364	493,117
Power Grid Corp. of India Ltd.	390,517	1,290,958
Praj Industries Ltd.(1)	64,334	340,430
Rategain Travel Technologies Ltd.(1)	58,513	291,433
Ratnamani Metals & Tubes Ltd.	12,101	365,447
Raymond Lifestyle Ltd.(1)	7,680	100,096
Raymond Ltd.(1)	14,705	111,571
Raymond Realty Ltd.(1)	14,705	115,762
Reliance Industries Ltd.	710,891	11,226,735
Rossari Biotech Ltd.	53,459	428,350
Route Mobile Ltd.	49,350	506,805
RR Kabel Ltd.	24,661	403,707
Safari Industries India Ltd.	21,445	511,832
Sansera Engineering Ltd.(2)	34,005	515,967
Sapphire Foods India Ltd.(1)	140,155	504,331
Shriram Finance Ltd.	125,500	898,843
SIS Ltd.(1)	86,315	379,699
Security	Shares	Value
India (continued)
Sonata Software Ltd.	74,137	$ 330,487
Spandana Sphoorty Financial Ltd.(1)	62,343	191,160
SRF Ltd.	5,781	200,008
State Bank of India	149,692	1,356,275
Sun Pharmaceutical Industries Ltd.	72,699	1,411,817
Sunteck Realty Ltd.	78,580	350,769
Suprajit Engineering Ltd.	82,009	427,901
Tanla Platforms Ltd.	135,166	962,568
Tata Consultancy Services Ltd.	5,859	202,056
Tata Consumer Products Ltd.	205,547	2,509,959
Tata Elxsi Ltd.	1,296	89,792
Tata Motors Ltd.	101,464	766,932
Tata Steel Ltd.	424,533	762,389
Tech Mahindra Ltd.	42,067	697,894
Tega Industries Ltd.	27,265	590,668
Titagarh Rail System Ltd.	24,049	234,690
Titan Co. Ltd.	33,836	1,288,015
Trent Ltd.	14,564	830,735
Tube Investments of India Ltd.	4,113	132,785
TVS Motor Co. Ltd.	38,400	1,223,093
Ujjivan Small Finance Bank Ltd.(1)(2)	996,576	502,012
UltraTech Cement Ltd.	10,309	1,435,361
UPL Ltd.	18,027	144,222
UPL Ltd. (partly paid)	2,253	13,214
Varun Beverages Ltd.	60,647	360,444
Welspun Corp. Ltd.	78,886	837,659
Wipro Ltd.	208,442	586,338
		$ 168,079,901
Kuwait — 3.9%
Boubyan Bank KSCP	1,851,250	$ 4,262,755
Gulf Bank KSCP	2,379,524	2,628,653
Kuwait Finance House KSCP	13,068,480	34,412,255
Mabanee Co. KPSC	819,520	2,373,005
Mobile Telecommunications Co. KSCP	2,324,600	4,035,541
National Bank of Kuwait SAKP	9,989,636	34,192,290
		$ 81,904,499
Luxembourg — 0.4%
Alvotech SA(1)	871,300	$ 8,013,692
Reinet Investments SCA	44,600	1,287,720
		$ 9,301,412
Malaysia — 0.0%†
Gamuda Bhd.	30,405	$ 36,699

Global Macro Capital Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Malaysia (continued)
Kuala Lumpur Kepong Bhd.	888	$ 4,071
QL Resources Bhd.	750	746
		$ 41,516
Myanmar — 0.1%
Yoma Strategic Holdings Ltd.(1)	30,000,000	$ 2,182,440
		$ 2,182,440
Nigeria — 1.2%
Access Holdings PLC	144,718,000	$ 2,616,820
Dangote Cement PLC	196,000	67,388
Fidelity Bank PLC	104,253,544	1,420,694
First HoldCo PLC	4,094,487	85,385
Guaranty Trust Holding Co. PLC	64,197,000	4,186,342
Guaranty Trust Holding Co. PLC	40,000,000	2,720,000
MTN Nigeria Communications PLC(1)	5,930,410	1,818,867
Nestle Nigeria PLC(1)	11,830	15,388
Nigerian Breweries PLC(1)	9,641,000	482,258
Oando PLC(1)	34,454,411	1,320,555
Presco PLC	1,405,000	1,382,347
SEPLAT Energy PLC	825,000	2,940,952
Stanbic IBTC Holdings PLC	3,902,000	256,552
Transnational Corp. of Nigeria PLC	621,770	21,339
United Bank for Africa PLC	73,500,318	2,366,839
Zenith Bank PLC	82,950,000	4,118,073
		$ 25,819,799
Pakistan — 2.0%
Bank Al Habib Ltd.	2,213,300	$ 1,298,006
Bank Alfalah Ltd.	1,687,000	524,086
Engro Fertilizers Ltd.	1,892,500	1,370,727
Engro Holdings Ltd.	2,058,642	1,544,542
Fauji Fertilizer Co. Ltd.	1,778,200	2,865,845
Habib Bank Ltd.	1,895,600	1,481,293
Hub Power Co. Ltd.	3,273,300	1,697,573
Interloop Ltd.	1,375,600	380,845
Lucky Cement Ltd.	1,438,000	1,815,120
Mari Energies Ltd.	593,000	1,297,722
MCB Bank Ltd.	911,200	1,108,104
Millat Tractors Ltd.	397,311	795,703
Oil & Gas Development Co. Ltd.	1,895,300	1,557,733
Pakistan Oilfields Ltd.	344,100	784,394
Pakistan Petroleum Ltd.	1,883,000	1,122,681
Pakistan State Oil Co. Ltd.	786,200	1,065,343
SUI Northern Gas Pipeline	1,067,100	443,740
Systems Ltd.	1,830,500	888,715
Security	Shares	Value
Pakistan (continued)
TRG Pakistan(1)	1,518,600	$ 302,260
VEON Ltd. ADR(1)	367,388	20,099,798
		$ 42,444,230
Philippines — 3.6%
Ayala Corp.	313,630	$ 3,168,588
Ayala Land, Inc.	13,488,000	5,762,821
Bank of the Philippine Islands	4,465,000	9,044,193
BDO Unibank, Inc.	5,021,000	12,256,887
Converge Information & Communications Technology Solutions, Inc.	4,314,000	1,320,121
GT Capital Holdings, Inc.	203,000	2,083,398
International Container Terminal Services, Inc.	2,052,000	15,756,102
JG Summit Holdings, Inc.	5,326,000	1,913,892
Jollibee Foods Corp.	1,041,000	3,866,732
Metropolitan Bank & Trust Co.	3,099,770	3,936,225
PLDT, Inc.	157,000	3,545,733
Puregold Price Club, Inc.	2,114,000	1,449,051
SM Investments Corp.	451,000	6,303,592
SM Prime Holdings, Inc.	15,574,400	6,182,530
		$ 76,589,865
Romania — 0.1%
NEPI Rockcastle NV	195,180	$ 1,492,032
		$ 1,492,032
Slovenia — 2.0%
Nova Ljubljanska Banka DD(2)	72,121	$ 13,624,952
Nova Ljubljanska Banka DD GDR(4)	759,361	28,087,434
		$ 41,712,386
South Africa — 3.2%
Absa Group Ltd.	274,500	$ 2,709,541
Aspen Pharmacare Holdings Ltd.	122,100	783,668
Bid Corp. Ltd.	109,200	2,745,032
Bidvest Group Ltd.	109,800	1,428,365
Capitec Bank Holdings Ltd.	31,949	6,193,262
Clicks Group Ltd.	77,200	1,616,992
Discovery Ltd.	199,900	2,370,473
FirstRand Ltd.	1,611,000	6,841,204
Gold Fields Ltd.	297,400	7,252,670
Harmony Gold Mining Co. Ltd.	188,200	2,519,890
Impala Platinum Holdings Ltd.(1)	311,200	2,941,282
Kumba Iron Ore Ltd.	20,700	341,400
MTN Group Ltd.	554,300	4,658,905
Nedbank Group Ltd.	193,300	2,637,856

Global Macro Capital Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Old Mutual Ltd.	1,520,600	$ 1,066,451
OUTsurance Group Ltd.	278,500	1,180,065
Pepkor Holdings Ltd.(2)	843,386	1,266,560
Remgro Ltd.	162,900	1,484,143
Sanlam Ltd.	581,200	2,797,108
Sasol Ltd.(1)	182,300	937,769
Shoprite Holdings Ltd.	213,500	3,103,777
Standard Bank Group Ltd.	428,800	5,517,572
Valterra Platinum Ltd.	64,100	2,878,725
Vodacom Group Ltd.	201,000	1,530,251
Woolworths Holdings Ltd.	307,000	841,110
		$ 67,644,071
South Korea — 8.9%
Celltrion, Inc.	32,358	$ 4,148,392
CJ CheilJedang Corp.	8,500	1,530,555
Coway Co. Ltd.	41,000	3,197,822
Doosan Enerbility Co. Ltd.(1)	46,109	2,160,143
GS Holdings Corp.	53,600	1,896,557
Hana Financial Group, Inc.	88,200	5,392,467
Hyundai Mobis Co. Ltd.	52,000	10,973,020
Industrial Bank of Korea	236,400	3,298,123
Kakao Corp.	150,200	6,230,050
Kangwon Land, Inc.	127,100	1,706,089
KB Financial Group, Inc.	114,400	9,088,869
KT&G Corp.	67,500	6,326,357
LG Uplus Corp.	255,100	2,685,335
Meritz Financial Group, Inc.	56,700	4,708,798
NAVER Corp.	57,669	9,705,411
Samsung C&T Corp.	93,800	11,316,483
Samsung Electronics Co. Ltd.	1,072,083	54,637,572
Samsung Fire & Marine Insurance Co. Ltd.	14,200	4,482,789
Samsung Life Insurance Co. Ltd.	59,800	5,397,813
Shinhan Financial Group Co. Ltd.	157,400	7,664,419
SK Hynix, Inc.	114,400	22,172,529
SK Telecom Co. Ltd.	115,400	4,661,176
Woori Financial Group, Inc.	219,600	3,896,402
		$ 187,277,171
Taiwan — 6.9%
Accton Technology Corp.	45,000	$ 1,329,039
Advantech Co. Ltd.	42,000	467,201
Alchip Technologies Ltd.	7,000	894,859
ASE Technology Holding Co. Ltd.	302,000	1,464,514
Asia Vital Components Co. Ltd.	29,000	881,434
Asustek Computer, Inc.	64,000	1,404,890
Security	Shares	Value
Taiwan (continued)
Cathay Financial Holding Co. Ltd.	839,000	$ 1,700,515
Chailease Holding Co. Ltd.	138,491	534,666
China Steel Corp.	1,116,000	724,733
Chunghwa Telecom Co. Ltd.	345,000	1,490,841
Compal Electronics, Inc.	270,000	264,223
CTBC Financial Holding Co. Ltd.	1,508,000	2,072,138
Delta Electronics, Inc.	177,000	3,334,343
E Ink Holdings, Inc.	78,000	531,119
E.Sun Financial Holding Co. Ltd.	1,319,699	1,411,409
Elite Material Co. Ltd.	27,000	989,728
eMemory Technology, Inc.	6,000	406,167
Evergreen Marine Corp. Taiwan Ltd.	100,000	659,889
Far EasTone Telecommunications Co. Ltd.	162,000	441,839
First Financial Holding Co. Ltd.	1,014,400	1,002,059
Formosa Chemicals & Fibre Corp.	276,000	265,061
Formosa Plastics Corp.	381,000	541,970
Fubon Financial Holding Co. Ltd.	735,600	2,018,978
Gigabyte Technology Co. Ltd.	48,000	435,487
Hon Hai Precision Industry Co. Ltd.	1,117,000	6,568,496
Hotai Motor Co. Ltd.	28,000	515,077
Hua Nan Financial Holdings Co. Ltd.	802,540	768,986
International Games System Co. Ltd.	23,000	601,397
KGI Financial Holding Co. Ltd.	1,458,000	738,558
Largan Precision Co. Ltd.	9,000	705,898
Lite-On Technology Corp.	191,000	755,118
MediaTek, Inc.	138,000	6,249,270
Mega Financial Holding Co. Ltd.	1,067,750	1,518,869
Nan Ya Plastics Corp.	478,000	651,943
Novatek Microelectronics Corp.	53,000	837,595
Pegatron Corp.	180,000	479,191
PharmaEssentia Corp.(1)	23,000	379,711
President Chain Store Corp.	52,000	445,613
Quanta Computer, Inc.	243,000	2,263,340
Realtek Semiconductor Corp.	44,000	841,318
Shanghai Commercial & Savings Bank Ltd.	357,000	512,525
SinoPac Financial Holdings Co. Ltd.	981,400	809,762
Taishin Financial Holding Co. Ltd.	1,973,608	1,077,166
Taishin Financial Holding Co. Ltd., PFC Shares(1)	237,825	71,154
Taiwan Cooperative Financial Holding Co. Ltd.	963,490	817,761
Taiwan Mobile Co. Ltd.	159,000	560,523
Taiwan Semiconductor Manufacturing Co. Ltd.	2,212,000	85,160,347
TCC Group Holdings Co. Ltd.	611,000	495,626
Unimicron Technology Corp.	118,000	535,637
Uni-President Enterprises Corp.	434,000	1,145,440
United Microelectronics Corp.	1,032,000	1,430,014
Wistron Corp.	249,000	1,013,395

Global Macro Capital Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Wiwynn Corp.	10,000	$ 912,665
Yageo Corp.	37,988	667,511
Yuanta Financial Holding Co. Ltd.	945,120	980,356
		$ 145,777,364
Togo — 0.0%†
Ecobank Transnational, Inc.(1)	115,300	$ 2,796
		$ 2,796
United Arab Emirates — 5.4%
Abu Dhabi Commercial Bank PJSC	2,152,331	$ 9,524,268
Abu Dhabi Islamic Bank PJSC	990,227	6,501,782
Abu Dhabi National Oil Co. for Distribution PJSC	1,932,676	1,951,068
Agthia Group PJSC	2,220,832	2,577,304
Air Arabia PJSC	4,642,425	4,693,142
Al Ansari Financial Services PJSC	1,805,311	481,202
Al Waha Capital PJSC	6,168,401	2,798,082
Aldar Properties PJSC	4,332,652	11,196,159
Amanat Holdings PJSC	10,123,250	3,247,639
Americana Restaurants International PLC	1,335,869	780,928
Deyaar Development PJSC	16,085,701	4,545,272
Dubai Electricity & Water Authority PJSC	1,988,024	1,496,878
Dubai Islamic Bank PJSC	1,955,614	5,303,745
Emaar Properties PJSC	5,225,625	21,640,884
Emirates NBD Bank PJSC	960,687	6,991,151
Emirates Telecommunications Group Co. PJSC	2,102,157	10,757,309
First Abu Dhabi Bank PJSC	2,746,705	13,437,145
Modon Holding PSC(1)	227,300	234,512
Multiply Group PJSC(1)	2,223,266	1,661,006
National Central Cooling Co. PJSC	689,840	545,510
Ras Al Khaimah Ceramics PJSC	3,875,806	2,721,373
Taaleem Holdings PJSC	29,300	33,493
Talabat Holding PLC	5,000,000	1,710,517
		$ 114,830,369
United Kingdom — 0.4%
Anglogold Ashanti PLC	165,900	$ 7,543,579
		$ 7,543,579
United States — 0.4%
Titan SA	232,795	$ 9,596,914
		$ 9,596,914
Vietnam — 12.0%
Airports Corp. of Vietnam JSC(1)	1,382,800	$ 5,293,898
An Cuong Wood Working JSC	19,500	28,002
Security	Shares	Value
Vietnam (continued)
Asia Commercial Bank JSC	3,066,532	$ 2,763,063
Ba Ria - Vung Tau House Development JSC(1)	610,400	805,907
Bank for Foreign Trade of Vietnam JSC(1)	4,857,096	11,144,050
Bank for Investment & Development of Vietnam JSC(1)	6,874,253	9,889,075
Baominh Insurance Corp.	1,731,629	1,359,651
Binh Duong Water Environment Corp. JSC	977,800	1,844,132
Binh Minh Plastics JSC	418,100	2,241,027
Binh Son Refining & Petrochemical JSC	1,825,800	1,417,844
Century Land JSC(1)	520,000	174,130
Century Synthetic Fiber Corp.(1)	14,170	13,450
Coteccons Construction JSC	851,400	2,629,720
Dat Xanh Real Estate Services JSC(1)	592,200	246,008
Digiworld Corp.	1,384,240	2,239,479
Dong Hai JSC of Bentre	250,320	292,468
Duc Giang Chemicals JSC	1,265,800	4,958,888
FPT Corp.	2,960,738	11,721,886
FPT Digital Retail JSC(1)	2,717,625	15,975,798
Gelex Group JSC	2,262,750	5,140,638
Gemadept Corp.	1,246,300	2,667,867
Ho Chi Minh City Development Joint Stock Commercial Bank(1)	1,623,500	1,630,596
Hoa Phat Group JSC(1)	5,821,320	5,526,301
IDICO Corp. JSC	1,030,300	1,780,712
Khang Dien House Trading & Investment JSC(1)	6,612,165	6,901,321
Kinh Bac City Development Holding Corp.(1)	4,924,900	5,920,446
Masan Group Corp.(1)	2,760,500	7,623,572
Military Commercial Joint Stock Bank	3,830,300	4,282,758
Mobile World Investment Corp.	4,443,700	11,026,963
Nam Long Investment Corp.	3,656,900	5,773,489
Novaland Investment Group Corp.(1)	7,524	4,780
PC1 Group JSC(1)	2,196,435	2,160,283
PetroVietNam Ca Mau Fertilizer JSC	400,200	546,336
PetroVietnam Drilling & Well Services JSC(1)	1,788,000	1,442,236
Petrovietnam Fertilizer & Chemicals JSC	427,300	667,086
PetroVietnam Gas JSC	782,800	2,025,831
PetroVietnam Technical Services Corp.	2,500,762	3,271,902
Petrovietnam Transportation Corp.	2,790,876	1,918,190
Pha Lai Thermal Power JSC	3,092,560	1,301,991
Phat Dat Real Estate Development Corp.(1)	3,382,365	2,657,976
Phu Nhuan Jewelry JSC	2,756,566	8,857,251
Phu Tai Corp.	668,700	1,417,334
Phuoc Hoa Rubber JSC	878,500	2,130,029
Quang Ngai Sugar JSC	316,000	588,603
Quang Ninh Thermal Power JSC	2,650,550	1,325,326
Refrigeration Electrical Engineering Corp.	1,022,324	2,601,068
Sai Gon VRG Investment Corp.	2,458,520	6,264,286

Global Macro Capital Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Saigon Beer Alcohol Beverage Corp.	4,105,300	$ 7,450,379
Saigon Thuong Tin Commercial JSB(1)	1,835,000	3,488,695
Sao Ta Foods JSC	402,800	581,611
Sonadezi Chau Duc Shareholding Co.(1)	932,800	1,326,289
SSI Securities Corp.	5,669,830	7,372,937
Taseco Air Services JSC	321,674	800,806
Thien Long Group Corp.	309,540	623,680
Thu Dau Mot Water JSC	1,800	3,959
Tien Phong Commercial Joint Stock Bank	2,648,500	1,581,138
Vietjet Aviation JSC(1)	144,200	664,823
Vietnam Dairy Products JSC	2,088,800	4,876,025
Vietnam Engine & Agricultural Machinery Corp.	241,100	352,461
Vietnam Joint Stock Commercial Bank for Industry & Trade(1)	6,747,700	11,802,699
Vietnam National Petroleum Group	945,900	1,310,336
Vietnam Prosperity JSC Bank	15,210,200	14,932,556
Vietnam Technological & Commercial Joint Stock Bank(1)	1,614,800	2,236,378
Viettel Construction Joint Stock Corp.	412,600	1,420,405
Vincom Retail JSC(1)	2,112,600	2,262,340
Vingroup JSC(1)	1,536,300	6,143,802
Vinh Hoan Corp.	3,355,000	7,226,908
Vinhomes JSC(1)(2)	1,042,500	3,569,046
VNDirect Securities Corp.	990,875	854,852
		$ 253,375,772
Total Common Stocks (identified cost $1,520,411,466)		$1,904,445,271

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(4)(5)(6)	UZS	40,521,780	$ 3,197,197
Total Loan Participation Notes (identified cost $3,428,165)			$ 3,197,197

Rights — 0.0%†
Security	Shares	Value
India — 0.0%†
Inox Wind Ltd., Exp. 8/20/25(1)	19,962	$ 6,728
Spandana Sphoorty Financial Ltd., Exp. 8/11/25(1)	15,205	6,700
Total Rights (identified cost $0)		$ 13,428

Sovereign Government Bonds — 0.3%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.3%
National Bank of Uzbekistan, 19.875%, 7/5/27(4)	UZS	80,750,000	$ 6,550,264
Total Sovereign Government Bonds (identified cost $6,418,781)			$ 6,550,264

Short-Term Investments — 5.3%
Affiliated Fund — 4.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(7)	96,691,718	$ 96,691,718
Total Affiliated Fund (identified cost $96,691,718)		$ 96,691,718

Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.32%(8)	143,000	$ 143,000
Total Securities Lending Collateral (identified cost $143,000)		$ 143,000

U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/14/25	$500	$ 499,228
0.00%, 9/4/25	506	503,959

Global Macro Capital Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 10/9/25(9)	$15,500	$ 15,373,832
Total U.S. Treasury Obligations (identified cost $16,366,129)		$ 16,377,019
Total Short-Term Investments (identified cost $113,200,847)		$ 113,211,737

Total Purchased Options — 0.5% (identified cost $6,325,918)	$ 9,825,208
Total Investments — 96.4% (identified cost $1,649,785,177)	$2,037,243,105
Other Assets, Less Liabilities — 3.6%	$ 75,556,100
Net Assets — 100.0%	$2,112,799,205
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $38,717,692 or 1.8% of the Portfolio's net assets.
(3)	All or a portion of this security was on loan at July 31, 2025. The aggregate market value of securities on loan at July 31, 2025 was $139,486 and the total market value of the collateral received by the Fund was $143,000, comprised of cash.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $38,127,033 or 1.8% of the Portfolio's net assets.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
(8)	Represents investment of cash collateral received in connection with securities lending.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	38.0%	$798,290,807
Information Technology	11.3	236,155,237
Consumer Discretionary	8.4	176,098,159
Industrials	7.7	173,547,575
Real Estate	5.0	111,046,513
Communication Services	4.7	100,986,392
Materials	4.3	96,436,985
Consumer Staples	4.0	83,518,440
Energy	3.1	58,086,717
Utilities	2.5	48,019,215
Health Care	1.3	25,469,856
Government	0.3	6,550,264
Short-Term Investments	5.3	113,211,737
Total	95.9%	$2,027,417,897

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	$139,668
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	74,778
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	71,908
Total							$286,354
†	Amount is less than 0.05% or (0.05)%, as applicable.

Global Macro Capital Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Purchased Call Options (Exchange-Traded) — 0.5%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Hang Seng China Enterprises Index Futures 09/2025	2,600	HKD 1,154,783,500	HKD 8,400.00	9/19/25	$9,538,854
Total					$9,538,854
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	826,000,000	USD	888,853	9/17/25	$ (39,548)
CLP	5,999,000,000	USD	6,395,250	9/17/25	(226,993)
CLP	6,611,000,000	USD	7,104,172	9/17/25	(306,648)
EUR	1,296,988	USD	1,511,511	9/17/25	(27,071)
INR	3,222,000,000	USD	37,371,730	9/17/25	(640,766)
INR	11,428,000,000	USD	132,870,727	9/17/25	(2,590,945)
KRW	8,279,000,000	USD	6,006,239	9/17/25	(58,704)
KRW	9,936,000,000	USD	7,199,838	9/17/25	(61,934)
KRW	9,936,000,000	USD	7,199,901	9/17/25	(61,997)
KRW	9,636,000,000	USD	6,991,221	9/17/25	(68,834)
KRW	11,592,000,000	USD	8,405,299	9/17/25	(77,744)
KRW	7,550,000,000	USD	5,504,676	9/17/25	(80,846)
KRW	7,348,000,000	USD	5,468,584	9/17/25	(189,869)
KRW	34,280,000,000	USD	24,851,385	9/17/25	(225,041)
KRW	34,279,000,000	USD	24,854,281	9/17/25	(228,656)
KRW	55,689,500,000	USD	40,768,302	9/17/25	(761,629)
TWD	825,000,000	USD	28,185,086	9/17/25	(508,191)
TWD	1,175,000,000	USD	40,020,436	9/17/25	(601,829)
TWD	6,834,528,532	USD	231,977,752	9/17/25	(2,694,691)
USD	47,662,037	CLP	45,298,000,000	9/17/25	1,085,990
USD	39,091,860	CLP	37,364,000,000	9/17/25	673,665
USD	20,426,351	CLP	19,413,000,000	9/17/25	465,629
USD	9,774,114	CLP	9,342,000,000	9/17/25	168,537
USD	5,451,389	CLP	5,181,000,000	9/17/25	124,211
USD	4,471,647	CLP	4,274,000,000	9/17/25	77,059
USD	2,335,883	CLP	2,220,000,000	9/17/25	53,248
USD	1,918,139	CLP	1,830,000,000	9/17/25	36,506
USD	1,375,237	CLP	1,307,000,000	9/17/25	31,361
USD	1,363,987	CLP	1,307,000,000	9/17/25	20,111
USD	1,117,400	CLP	1,068,000,000	9/17/25	19,268
USD	1,141,651	CLP	1,092,800,000	9/17/25	18,019
USD	544,760	CLP	522,000,000	9/17/25	8,032
USD	219,066	CLP	209,000,000	9/17/25	4,169
USD	157,831	CLP	150,000,000	9/17/25	3,599
USD	155,497	CLP	149,000,000	9/17/25	2,293
USD	130,588	CLP	125,000,000	9/17/25	2,061

Global Macro Capital Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	62,616	CLP	60,000,000	9/17/25	$ 923
USD	163,530,080	EUR	140,320,952	9/17/25	2,928,858
USD	27,878,035	EUR	23,921,424	9/17/25	499,301
USD	4,834,176	EUR	4,148,082	9/17/25	86,581
USD	4,170,912	EUR	3,578,952	9/17/25	74,702
USD	2,463,353	EUR	2,113,739	9/17/25	44,119
USD	2,459,415	EUR	2,110,361	9/17/25	44,049
USD	1,806,371	EUR	1,550,000	9/17/25	32,352
USD	50,614,061	KRW	70,152,000,000	9/17/25	217,701
USD	46,678,238	TWD	1,350,000,000	9/17/25	1,388,775
USD	49,974,222	TWD	1,454,000,000	9/17/25	1,195,793
USD	31,146,180	TWD	900,000,000	9/17/25	953,204
USD	27,351,743	TWD	796,000,000	9/17/25	647,733
					$1,455,913
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,793,593	SAR	10,479,353	HSBC Bank USA, N.A.	8/5/25	$ 9	$ —
ARS	5,970,856,000	USD	5,009,107	Goldman Sachs International	8/26/25	—	(740,086)
USD	2,135,479	ARS	2,985,400,000	Goldman Sachs International	8/26/25	989	—
USD	2,120,352	ARS	2,985,456,000	Goldman Sachs International	8/26/25	—	(14,179)
CNH	18,015,000	USD	2,528,301	BNP Paribas	9/17/25	—	(21,457)
CNH	54,000,000	USD	7,574,164	Citibank, N.A.	9/17/25	—	(59,895)
CNH	33,000,000	USD	4,616,101	Deutsche Bank AG	9/17/25	—	(24,048)
CNH	27,223,000	USD	3,818,158	Deutsche Bank AG	9/17/25	—	(29,992)
CNH	53,000,000	USD	7,435,257	Goldman Sachs International	9/17/25	—	(60,142)
CNH	26,870,000	USD	3,769,914	Standard Chartered Bank	9/17/25	—	(30,870)
CNH	26,870,000	USD	3,769,914	Standard Chartered Bank	9/17/25	—	(30,870)
USD	11,304,601	CNH	80,608,000	Barclays Bank PLC	9/17/25	87,746	—
USD	18,455,364	CNH	131,500,000	Citibank, N.A.	9/17/25	156,727	—
MXN	69,628,600	USD	3,265,744	Bank of America, N.A.	10/24/25	393,296	—
MXN	102,485,000	USD	4,958,152	UBS AG	10/24/25	427,519	—
USD	4,958,531	MXN	102,485,400	Standard Chartered Bank	10/24/25	—	(427,161)
USD	3,265,116	MXN	69,628,600	UBS AG	10/24/25	—	(393,924)
						$1,066,286	$(1,832,624)

Global Macro Capital Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
FTSE Taiwan Index	461	Long	8/28/25	$35,559,702	$ 224,707
Hang Seng China Enterprises Index	1,623	Long	8/28/25	91,834,975	(2,839,925)
					$(2,615,218)
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	29,337	Positive Return on Shenzhen Stock Exchange Composite Index plus (11.50% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	8/19/25	$3,207,445
UBS AG	USD	49,339	Positive Return on Shenzhen Stock Exchange Composite Index plus (13.65% minus USD SOFR Compounded Index) (pays upon termination)	Negative Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	8/19/25	5,573,775
						$8,781,220
Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
ARS	– Argentine Peso
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
EUR	– Euro
HKD	– Hong Kong Dollar
INR	– Indian Rupee
KRW	– South Korean Won

MXN	– Mexican Peso
SAR	– Saudi Riyal
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som

Global Macro Capital Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended July 31, 2025, the Portfolio entered into equity index futures contracts, equity index options and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
At July 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
 At July 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $96,691,718, which represents 4.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$50,579,542	$909,688,654	$(863,576,478)	$ —	$ —	$96,691,718	$2,830,519	96,691,718
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 2,720,000	$ 90,746,666	$ —	$ 93,466,666
Asia	28,369,107	847,408,446	—	875,777,553
Developed Europe	—	73,167,270	—	73,167,270
Emerging Europe	6,592,384	439,642,910	—	446,235,294
Latin America	206,085,471	—	—	206,085,471
Middle East	—	196,734,868	—	196,734,868
North America	—	12,978,149	—	12,978,149
Total Common Stocks	$243,766,962	$1,660,678,309**	$ —	$1,904,445,271
Loan Participation Notes	$ —	$ —	$3,197,197	$ 3,197,197
Rights	—	13,428	—	13,428
Sovereign Government Bonds	—	6,550,264	—	6,550,264

Global Macro Capital Opportunities Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments:
Affiliated Fund	$ 96,691,718	$ —	$ —	$ 96,691,718
Securities Lending Collateral	143,000	—	—	143,000
U.S. Treasury Obligations	—	16,377,019	—	16,377,019
Purchased Currency Options	—	286,354	—	286,354
Purchased Call Options	9,538,854	—	—	9,538,854
Total Investments	$350,140,534	$1,683,905,374	$3,197,197	$2,037,243,105
Forward Foreign Currency Exchange Contracts	$ —	$ 11,974,135	$ —	$ 11,974,135
Futures Contracts	—	224,707	—	224,707
Swap Contracts	—	8,781,220	—	8,781,220
Total	$350,140,534	$1,704,885,436	$3,197,197	$2,058,223,167
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (11,284,560)	$ —	$ (11,284,560)
Futures Contracts	—	(2,839,925)	—	(2,839,925)
Total	$ —	$ (14,124,485)	$ —	$ (14,124,485)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2025 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.